Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Unrealized security holding gains	¥ 9,393	¥ 158,627